Related Party Transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji, Independent Director of the Company.

Related party balances

The amounts due to related parties as of March 31, 2022 and 2021 were as follows:

	As of March 31,
	2022	2021

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$5,529,274	$10,351,338
Jianping Zhou	2,030,035	1,797,123
Jiangsu Sutaitang Online Commercial Co., Ltd.	769,611	-
Feng Zhou	276,683	-
Xiaodong Pan	90,099	-
Total	$8,695,702	$12,148,461

Related party transactions

For the years ended March 31, 2022, 2021 and 2020, the Company generated revenues of $138,275, $731,669 and $251,749, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

For the year ended March 31, 2022, 2021 and 2020, the Company generated revenues of $19,246, $84,848 and $60,639, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.

For the years ended March 31, 2022, 2021 and 2020, the Company generated revenue of $16,658, $68,473 and $18,042, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

For the year ended March 31, 2022, the Company borrowed $1,122,458 from Jiangsu Sutaitang Online Commercial Co., Ltd, Feng Zhou and Xiaodong Pan, and repaid $4,935,926 to Jiangsu Health Pharmaceutical Investment Co., Ltd. and Jianpiang Zhou. For the year ended March 31, 2021, the Company borrowed $12,148,461 from Jianping Zhou and Jiangsu Health Pharmaceutical Investment Co., Ltd., which was non-interest bearing and repaid on demand. For the year ended March 31, 2020, the Company repaid $3,180,171 to Feng Zhou, Jiangsu Health Pharmaceutical Investment Co., Ltd. and Jianbin Zhou.

Guarantee

For the year ended March 31, 2022, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 19.